Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES
We are the primary beneficiary of four VIEs in solar energy projects that we consolidated as of December 31, 2011, three of which existed and were consolidated by the Company as of December 31, 2010. During the year ended December 31, 2011, five solar energy system project companies that were consolidated as of December 31, 2010 were sold and deconsolidated. In September 2011, we acquired FRV U.S. and, as of September 30, 2011, we consolidated four project funds pending the finalization of our accounting for the acquisition. In the fourth quarter of 2011, one of these funds was sold. For the remaining three, we determined we did not have the power to direct the activities which most significantly impact the project funds' economic performance. As a result, these funds were deconsolidated and are being accounted for under the equity method of accounting.
The carrying amounts and classification of our consolidated VIEs’ assets and liabilities included in our consolidated balance sheet are as follows:

	As of December 31,
	2011	2010
In millions
Current assets	$3.6	$173.0
Noncurrent assets	62.7	63.1
Total assets	$66.3	$236.1
Current liabilities	$(10.9)	$38.5
Noncurrent liabilities	(57.4)	107.8
Total liabilities	$(68.3)	$146.3

The amounts shown in the table above exclude intercompany balances which are eliminated upon consolidation. All of the assets in the table above are restricted for settlement of the VIE obligations, and all of the liabilities in the table above can only be settled using VIE resources. The Company has not identified any material VIEs during the year ended December 31, 2011, for which we determined that we are not the primary beneficiary and thus did not consolidate.